RULE 497 DOCUMENT

The interactive data files included as exhibits to this Rule 497(e) filing relate to, and incorporate by reference, the supplements dated May 28, 2014 to the Institutional Class and Investor Class Prospectuses dated December 31, 2013 for the Robeco Investment Funds, series of The RBB Fund, Inc., that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended on May 28, 2014 (Accession Nos. 0001104659-14-042081 and 0001104659-14-042016).

EXHIBIT INDEX

Exhibit No.	Description

101. INS	XBRL Instance Document

101. CAL	XBRL Taxonomy Extension Calculation Linkbase

101. SCH	XBRL Taxonomy Extension Schema Document

101. DEF	XBRL Taxonomy Extension Definition Linkbase

101. LAB	XBRL Taxonomy Extension Label Linkbase

101. PRE	XBRL Taxonomy Extension Presentation Linkbase